Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) d hour loan yr member year mo	Dec. 31, 2024 USD ($) yr
EBP 154
EBP, Description of Plan [Line Items]
Number of plan administrators, minimum | member	3
Minimum age to participate | yr	18	21
Participant contribution, pretax, minimum annual compensation to total compensation, percentage	1.00%
Pretax, maximum annual compensation to total compensation, percentage	40.00%
Matching percentage		50.00%
Participant compensation matched, percentage		6.00%
Employer contribution, amount	$ 46,345	$ 51,990
Forfeited nonvested account	$ 3,824	13,352
Vesting period	2 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Note receivable from participant, account, time period for loans used to reduce maximum borrowing amount	12 months
Note receivable from participant, account, maximum number of loans outstanding | loan	1
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Retirement age | year	73
Involuntary cash-out limit	$ 1,000
Transfers to other plan (Note 1)	1,164,144
Transfers from other plans (Note 1)	$ 3,870
EBP 154 | EBP, Employee Eligibility, More Than 30 Hours Per Week
EBP, Description of Plan [Line Items]
Requisite service period, number of hours per week | hour	30
Requisite service period, number of days of employment | d	60
EBP 154 | EBP, Employee Eligibility, Less Than 30 Hours Per Week
EBP, Description of Plan [Line Items]
Requisite service period, number of hours per week | hour	30
Requisite service period, number of months of employment | mo	12
EBP 154 | EBP, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP 154 | EBP, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
EBP 170
EBP, Description of Plan [Line Items]
Number of plan administrators, minimum | member	3
Minimum age to participate | yr	18
Participant contribution, automatic, number of days to opt-out | d	60
Automatic deferral rate	3.00%
Automatic deferral rate, annual increase	1.00%
Employer contribution, fixed rate contribution, percentage	9.00%
Employer contribution, amount	$ 20,814,244	3,352,527
Employer contribution, receivable, true-up	665,366	954,374
Forfeited nonvested account	$ 1,101,371	$ 2,351,688
Vesting period	2 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Note receivable from participant, account, time period for loans used to reduce maximum borrowing amount	12 months
Note receivable from participant, account, maximum number of loans outstanding | loan	1
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Retirement age | year	73
Involuntary cash-out limit	$ 1,000
Transfers to other plan (Note 1)	3,870
Transfers from other plans (Note 1)	$ 1,164,144
EBP 170 | EBP, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP 170 | EBP, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
EBP 170 | Minimum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	1.00%
EBP 170 | Maximum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	40.00%
Automatic deferral rate	10.00%